Restructuring (Changes to Restructuring Accrual) (Details) (June 2013 Restructuring, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 12,298	$ 0
Expenses		53,401
Expenses	2,104	56,250
Cash distributions	(11,773)	(40,132)
Other non-cash adjustments	(1,191)	(971)
Ending balance	1,438	12,298
Employee Severance and Other Benefit-Related Costs
Restructuring Reserve [Roll Forward]
Beginning balance	7,379	0
Expenses		41,435
Expenses	1,224	41,435
Cash distributions	(7,320)	(34,056)
Other non-cash adjustments	0	0
Ending balance	1,283	7,379
Other Restructuring Costs
Restructuring Reserve [Roll Forward]
Beginning balance	4,919	0
Expenses		11,966
Expenses	880	11,966
Cash distributions	(4,453)	(6,076)
Other non-cash adjustments	(1,191)	(971)
Ending balance	$ 155	$ 4,919